Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		$ 1,461	$ (1,052)	$ (1,126)
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		(38)	(144)	124
After-tax amount
Total other comprehensive income (loss), net of tax	[1]	1,423	(1,196)	(1,002)
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		659	(518)	(518)
Total other comprehensive income (loss), Pre-tax amount		659	(518)	(518)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		194	(332)	(81)
Total other comprehensive income (loss), Tax (expense) benefit		194	(332)	(81)
After-tax amount
Other comprehensive income (loss), After-tax amount		853	(850)	(599)
Total other comprehensive income (loss), net of tax		853	(850)	(599)
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		237	(388)	(535)
Reclassification adjustment, Pre-tax amount		(3)	(75)	(83)
Total other comprehensive income (loss), Pre-tax amount		234	(463)	(618)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(84)	146	172
Reclassification adjustment, Tax (expense) benefit		0	26	31
Total other comprehensive income (loss), Tax (expense) benefit		(84)	172	203
After-tax amount
Other comprehensive income (loss), After-tax amount		153	(242)	(363)
Reclassification adjustment, After-tax amount		(3)	(49)	(52)
Total other comprehensive income (loss), net of tax		150	(291)	(415)
Defined benefit plans
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		555	(64)	(1)
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		(144)	13	5
After-tax amount
Total other comprehensive income (loss), net of tax		411	(51)	4
Net gain (loss) arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		454	(151)	(105)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(112)	43	40
After-tax amount
Other comprehensive income (loss), After-tax amount		342	(108)	(65)
Foreign exchange adjustment
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		1	(1)	0
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		0	1	0
After-tax amount
Other comprehensive income (loss), After-tax amount		1	0	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost
Pre-tax amount
Reclassification adjustment, Pre-tax amount		100	88	104
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(32)	(31)	(35)
After-tax amount
Reclassification adjustment, After-tax amount		68	57	69
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		33	(52)	0
Reclassification adjustment, Pre-tax amount		(20)	45	11
Total other comprehensive income (loss), Pre-tax amount		13	(7)	11
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(9)	18	0
Reclassification adjustment, Tax (expense) benefit		5	(15)	(3)
Total other comprehensive income (loss), Tax (expense) benefit		(4)	3	(3)
After-tax amount
Other comprehensive income (loss), After-tax amount		24	(34)	0
Reclassification adjustment, After-tax amount		(15)	30	8
Total other comprehensive income (loss), net of tax		$ 9	$ (4)	$ 8

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,408 million for the year ended Dec. 31, 2017, $(1,165) million for the year ended Dec. 31, 2016 and $(966) million for the year ended Dec. 31, 2015.